Segmented Information (Tables)	12 Months Ended
Jan. 31, 2023
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Summary of Segment Information
Details of segment information were as follows:

For the year ended January 31, 2023	Powersports segment	Marine segment	Inter- segment eliminations	T ota l

Revenues	$9,544.8	$518.9	$(30.3)	$10,033.4
Cost of sales	7,087.7	476.6	(30.3)	7,534.0
Gross profit	2,457.1	42.3	—	2,499.4

Total operating expenses				1,132.3
Operating income				1,367.1

Financing costs				114.8
Financing income				(6.0)
Foreign exchange loss on long-term debt				92.4
Income before income taxes				1,165.9
Income tax expense				300.5

Net income				$865.4

For the year ended January 31, 2022	Powersports segment	Marine segment	Inter- segment eliminations	Total

Revenues	$7,135.6	$531.5	$(19.2)	$7,647.9
Cost of sales	5,082.6	452.3	(19.2)	5,515.7
Gross profit	2,053.0	79.2	—	2,132.2

Total operating expenses				945.2
Operating income				1,187.0

Financing costs				128.9
Financing income				(3.8)
Foreign exchange gain on long-term debt				(14.8)
Income b ef ore income taxes				1,076.7
Income tax expense				282.1

Net income				$794.6

Summary of Geographical Information on Company's Revenues, Property,Plant and Equipment and Intangible Assets
The following table provides geographic information on Company’s revenues, property, plant and equipment, intangible assets and right-of-use
assets. The attribution of revenues was based on customer locations.

	Revenues		Property, plant and equipment, intangible assets and right-of-use assets
	Years ended		As at
	January 31, 2023	January 31, 2022	January 31, 2023	January 31, 2022
United States	$6,029.7	$4,185.2	$388.7	$277.1
Canada	1,556.4	1,321.2	912.0	736.4
Europe	1,238.9	1,230.1	223.2	90.4
Asia Pacific	738.1	567.2	122.6	109.9
Mexico	167.8	120.1	799.9	621.8
Austria	23.4	16.6	283.0	231.3
Other	279.1	207.5	2.6	2.6
	$10,033.4	$7,647.9	$2,732.0	$2,069.5